ORBITEX
                                            GROUP OF FUNDS

SEMI-ANNUAL
REPORT                       OCTOBER 31, 1997

                             ORBITEX ASIAN
                             HIGH YIELD FUND

                             ORBITEX ASIAN SELECT
                             ADVISORS FUND

                             ORBITEX STRATEGIC
                             NATURAL RESOURCES FUND

                             ORBITEX INFO-TECH AND
                             COMMUNICATIONS FUND

                             ORBITEX GROWTH FUND








LETTER TO SHAREHOLDERS

Dear Shareholders,

Welcome to the Orbitex Family of Funds. You will find an exciting group of funds that can help you achieve your investment goals.

Orbitex was founded on the principle of providing unique and high value added funds to individual investors. We manage three of the funds ourselves because we have the expertise. For our Asian funds, we sought the best managers we could find and are pleased to have Bankers Trust Company and Asia Strategic Investment Management Limited sub-advise our Orbitex Asian Select Advisors Fund and JP Morgan Investment Management Inc. sub-advise our Asian High Yield Fund.

We are not like most other fund management companies. We do not subscribe to a particular investment style, such as focusing on growth or value styles. Instead, we seek out the best managers or sub-advisors we can find and create an environment for them to excel. We do not believe that just one style can create consistent excellence for our shareholders. Our mission is to bring the best to our shareholders.

ORBITEX MARKET COMMENTARY

This is Courtney Smith, Chief Investment Officer for the Orbitex Group of Funds, with an overview of our current fund management strategies.

ORBITEX MANAGEMENT INC. STRATEGIC NATURAL RESOURCES FUND

In November, natural resources markets felt the impact of the Asian currency crisis, as GDP growth forecasts for Asia were slashed from 6.9% to 3.0%. We remain enthusiastic about the prospects for natural gas and believe that selected exploration and production company stocks will provide exceptional opportunities in both the near and the long term. Oil service experienced a sharp sell-off after profit taking, but we believe that the positive fundamentals have not changed. We expect oil to trade in the $18 to $21 range for the next 6-12 months and are looking at companies that are leveraged to oil refining where their margins should increase. We are also selectively targeting specialty chemical firms that are less cyclical and growing volumes consistently.

ORBITEX MANAGEMENT INC. ASIAN HIGH YIELD FUND

Asian bonds have weathered the recent events in Asia relatively well. Looking ahead, we expect slower economic growth and tighter monetary policy to rein in inflation and create additional value for bonds. The Mexico crisis in 1994 provides critical insights into the situation in Asia. In Mexico, structural changes led to a quick recovery of confidence and fixed income investments did well. As of November 30, our bond portfolio held 13.9% in Korea, 13.6% in Indonesia, 12.8% in India, 12.1% in the Philippines, and 18.6% in cash. The average credit quality of the portfolio is BB; the average duration is 3.8 years.

ORBITEX MANAGEMENT INC. ASIAN SELECT ADVISORS FUND

The current situation in Asia is leading to profound changes in the investment landscape. We expect economic growth in the region to decline sharply, though only Thailand is likely to move into recession. The stabilization of the crisis, through firm action by the IMF and other global agencies, should lead to sharp improvement in the outlook for exporting companies. Although the Asian markets offer very attractive value, there could be continued volatility for the next three to six months. We believe that a selective approach to stock selection will be crucial. If the Mexico crisis in 1994 can be used to provide insights into the situation in Asia, this could prove to be a unique buying opportunity for Asian stocks.

ORBITEX MANAGEMENT INC. INFO-TECH AND COMMUNICATIONS FUND

We believe several factors should aid earnings growth forecasts for the info-tech and communications sector. European businesses are expected to increase spending on information technology. The dollar has stabilized in recent months, and a stable dollar would boost growth for U.S.-based tech vendors. Lastly, the need to build up Internet infrastructure and prepare for the year 2000 could signal continued growth. Our current strategy leads us to a heavy weighting in the telecom group, where we expect demand to remain strong given the low penetration of phone service in many countries and the proliferation of new operators. As many U.S. technology companies manufacture in Southeast Asia, currency devaluations should lead to lower and more competitive production costs. Telecom stocks are also perceived to be less sensitive to the economic cycle.

ORBITEX MANAGEMENT INC. GROWTH FUND

We are optimistic for the U.S. market, and expect it to move higher in the coming year. Slower economic growth in 1998 should lead to slower earnings growth, but the effect of lower interest rates could more than offset this factor. We believe the key to 1998 will be to take a highly selective approach to finding key undervalued sectors. We recently added to the consumer products, biotech and telecom sectors of the portfolio. Biotechnology stocks have benefited from limited sensitivity to economic cycles and the favorable interest rate outlook. Telecom stocks are benefiting from strong overseas demand and lower production costs since many U.S. producers manufacture in Asia.

We appreciate your support and continued confidence moving forward into 1998. We look forward to helping you realize your financial goals and objectives.


Sincerely,

Orbitex Management Inc.








ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                                                 MARKET
                                                  SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 74.98%
ALUMINUM - 2.53%
    Aluminum Company of America                     200      $    14,600

CHEMICALS - 4.31%
    Olin Corp.                                      300           13,631
    Solutia, Inc.                                   500           11,249
                                                             ------------
                                                                  24,880


DOMESTIC OIL - 5.04%
    Pennzoil Co.                                    200           14,800
    USX-Marathon Group                              400           14,300
                                                             ------------
                                                                  29,100

GAS & PIPELINE UTILITIES - 2.83%
    Consolidated Natural Gas Co.                    300           16,349

INTERNATIONAL OIL - 1.82%
    Royal Dutch Petroleum Co. - New York Shares     200           10,525

MARINE SERVICES - 9.64%
    Transcoastal Marine Services, Inc. (a)        1,500           37,313
    Trico Marine Services, Inc. (a).                500           18,376
                                                             ------------
                                                                  55,689


MINING - 2.49%
    Getchell Gold Corp. (a)                         400           14,400

OIL & GAS DRILLING - 14.93%
    Cabot Oil & Gas Corp.                           800           19,201
    Cliffs Drilling Co. (a)                         250           18,141
    Falcon Drilling Co., Inc. (a)                   400           14,550
    Grey Wolf, Inc. (a)                           2,000           16,500
    Marine Drilling Co., Inc. (a)                   600           17,775
                                                             ------------
                                                                  86,167


OIL & GAS EXPLORATION AND PRODUCTION - 12.67%
    Edge Petroleum Corp. (a)                      1,000           14,799
    Enserch Exploration Partners LP (a)           1,500           13,500
    Forcenergy, Inc. (a)                            500           16,313
    Renaissance Energy Ltd. (a)                     500           11,601
    United Meridian Corp. (a)                       500           16,969
                                                             ------------
                                                                  73,182


See Notes to Financial Statements.


STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                                                 MARKET
                                                  SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-(CONTINUED)
OIL FIELD MACHINE & EQUIPMENT
  MANUFACTURING - 3.13%
    Cooper Cameron Corp. (a)                        250      $    18,064

OIL FIELD SERVICE - 9.21%
    Bouygues Offshore SA ADR                        500           12,125
    Seacor Smit, Inc. (a)                           300           19,538
    Western Atlas, Inc. (a)                         250           21,548
                                                             ------------
                                                                  53,211

PAPER & RELATED PRODUCTS - 3.44%
    Fort James Corp.                                500           19,845

STEEL PRODUCTS - 2.94%
    Steel Dynamics, Inc. (a)                        800           17,000

TOTAL COMMON STOCKS - (COST $432,030)                            433,012

                                              PRINCIPAL
                                               AMOUNT
                                            ------------
SHORT TERM INVESTMENT - 47.77%
    United States Treasury Bill,
      4.00%, 11/6/1997 (b)                     $276,000          275,847

TOTAL SHORT TERM INVESTMENT - (COST $275,847)                    275,847

TOTAL INVESTMENTS (COST $707,877) - 122.75%                      708,859
OTHER ASSETS LESS LIABILITIES - (22.75)%                       (131,370)

NET ASSETS - 100.00%                                         $   577,489


(a) Non-Income producing security.

(b) Rate represents annualized yield at date of purchase.

ADR - American Depository Receipt

See Notes to Financial Statements.


INFO-TECH & COMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                                                   MARKET
                                                 SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 36.28%
AEROSPACE - 3.80%
    Rohr, Inc. (a)                                  600     $     18,187

COMPUTERS & BUSINESS EQUIPMENT - 11.53%
    Cisco Systems, Inc. (a)                         200           16,406
    Compaq Computer Corp.                           300           19,125
    International Business Machines                 200           19,613
                                                             ------------
                                                                  55,144

ELECTRONICS EQUIPMENT - 3.76%
    Pioneer Standard Electronics, Inc.            1,100           18,012

MUTUAL FUNDS - 3.84%
    S&P Depository Receipts                         200           18,375

TELEPHONE - 13.35%
    Bell Atlantic Corp.                             300           23,963
    SBC Communications, Inc.                        300           19,088
    Sprint Corp.                                    400           20,800
                                                             ------------
                                                                  63,851

TOTAL COMMON STOCKS - (COST $182,624)                            173,569

                                              PRINCIPAL
                                               AMOUNT
                                            ------------
SHORT TERM INVESTMENT - 60.58%
    United States Treasury Bill,
      4.00% due 11/6/97 (b)                 $   290,000          289,839

TOTAL SHORT TERM INVESTMENT - (COST $289,839)                    289,839

TOTAL INVESTMENTS (COST $472,463) - 96.86%                       463,408
OTHER ASSETS LESS LIABILITIES - 3.14%                             15,052

NET ASSETS - 100.00%                                         $   478,460

(a) Non-Income producing security.

(b) Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.


GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                                                   MARKET
                                                  SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 34.34%
AEROSPACE-3.50%
    Rohr, Inc. (a)                                  600     $     18,187

INSURANCE - 4.51%
    MedPartners, Inc. (a)                           900           22,894

MUTUAL FUNDS - 3.54%
    S&P Depository Receipts                         200           18,375

OIL FIELD MACHINE & EQUIPMENT - 4.71%
    Varco International, Inc. (a)                   400           24,375

OIL FIELD SERVICES - 4.91%
    BJ Services Co. (a)                             300           25,425

RETAIL - 4.61%
    Viking Office Products, Inc. (a)              1,000           23,937

SECURITY SERVICES - 4.24%
    Borg-Warner Securities Corp. (a)              1,300           22,019

SOFTWARE - 4.32%
    Computer Associate International, Inc.          300           22,369

TOTAL COMMON STOCKS - (COST $179,511)                            177,581

                                              PRINCIPAL
                                               AMOUNT
                                            ------------
SHORT TERM INVESTMENT - 23.36%
    United States Treasury Bill,
      4.00% due 11/6/1997 (b)               $   121,000          120,933

TOTAL SHORT TERM INVESTMENT - (COST $120,933)

TOTAL INVESTMENTS (COST $300,444) - 57.70%                       298,514
OTHER ASSETS LESS LIABILITIES - 42.30%                           219,137

NET ASSETS - 100.00%                                         $   517,651


(a) Non-Income producing security.

(b) Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.


ASIAN HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
-------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES - 93.83%
ARGENTINA - 4.19%
GOVERNMENT - 4.19%
    Province of Mendoza,
      10.000% due 9/4/2007                 $     88,000     $     80,960

BRAZIL - 9.64%
BROADCASTING & CABLE - 4.93%
     Abril, SA, 12.000% due 10/25/2003           90,000           95,294

STEEL - 4.71%
    Metalurgica Gerdau,
      10.250% due 11/23/2001                     90,000           90,900
                                                             ------------
                                                                 186,194

CHINA - 8.12%
MUNICIPAL - 8.12%
    Zhuhai Hwy Co., Ltd.,
      11.500% due 7/1/2008 (a)                  150,000          156,750

INDONESIA - 25.16%
FOOD, BEVERAGE & TOBACCO - 4.68%
    Sampoerna International Financial Co.,
      8.375% due 6/15/2006 (a)                  100,000           90,320

OIL & GAS - 2.36%
    Polytama International Financial Co.,
      BV, 11.250% due 6/15/2007                  50,000           45,500

PAPER - 8.84%
    Indah Kiat Financial Mauritius, Ltd.,
      10.000% due 7/1/2007 (a)                  100,000           89,375
    Tjiwi Kimia Financial Mauritius, Ltd.,
      10.000% due 8/1/2004 (a)                   90,000           81,225
                                                             ------------
                                                                 170,600

RETAIL - 4.68%
    Matahari International Financial Co.,
      11.250% due 3/15/2001 (a)                  90,000           90,450

TEXTILES - 4.60%
    Polysindo International Financial Co.,
      BV, 9.375% due 7/30/2007                  100,000           88,875
                                                             ------------
                                                                 485,745

MEXICO - 5.34%
STEEL - 5.34%
    Altos Hornos de Mexico, SA,
      11.875% due 4/30/2004                     100,000          103,125

PHILIPPINES - 9.56%
ENERGY - 9.56%
    Ce Casecnan Water & Energy, Inc.,
      Senior Note, 11.450% due 11/15/2005       100,000          103,546
    Subic Power Corp.,
      9.500% due 12/28/2008 (a)                  79,310           81,043
                                                             ------------
                                                                 184,589


See Notes to Financial Statements.


ASIAN HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
-------------------------------------------------------------------------------
FOREIGN BOND & NOTES - (CONTINUED)
RUSSIA - 4.64%
GOVERNMENT - 4.64%
    Russian Federation,
      10.000% due 6/26/2007 (a)             $   100,000     $     89,626

THAILAND - 12.64%
BANK - 8.40%
    Bangkok Bank Public Co., Ltd.,
      7.250% due 9/15/2005 (a)                  200,000          162,250

GOVERNMENT - 4.24%
    Kingdom of Thailand,
      7.750% due 4/15/2007                      100,000           81,951
                                                             ------------
                                                                 244,201

TURKEY - 14.54%
GOVERNMENT - 14.54%
    Republic of Turkey,
      10.000% due 9/19/2007                     100,000           91,875
    Sultan, Ltd., Floating Rate Note,
      8.687% due 6/11/1999 (b)                  200,000          189,250
                                                             ------------
                                                                 281,125

TOTAL FOREIGN BONDS & NOTES - (COST $1,955,031)              $ 1,812,315

SHORT TERM INVESTMENT - 8.37%
    United States Treasury Bill,
      4.85% due 11/13/1997 (c)                  162,000          161,738

TOTAL SHORT TERM INVESTMENT - (COST $161,738)

TOTAL INVESTMENTS (COST $2,116,769) - 102.20%                  1,974,053
OTHER ASSETS LESS LIABILITIES - (2.20)%                          (42,556)

NET ASSETS - 100.00%                                         $ 1,931,497


(a) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to $841,039 or 43.54% of the Fund's net assets.

(b) Floating rate note. Rate noted represents rate at October 31, 1997.

(c) Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.


ASIAN SELECT ADVISORS FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
_______________________________________________________________________________
                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
-------------------------------------------------------------------------------
SHORT TERM U.S. INVESTMENT - 99.12%
U.S. GOVERNMENT SECURITIES - 99.12%
    United States Treasury Bill,
      4.00% due 11/6/1997 (a)               $   119,000      $   118,934

TOTAL SHORT TERM INVESTMENT - (COST $118,934)

TOTAL INVESTMENT (COST $118,934) - 99.12%                        118,934
OTHER ASSETS LESS LIABILITIES - 0.88%                              1,054

NET ASSETS - 100.00%                                         $   119,988


(a) Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.


ORBITEX GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)


                                           STRATEGIC       INFO-TECH &                          ASIAN HIGH          ASIAN
                                       NATURAL RESOURCES  COMMUNICATIONS       GROWTH             YIELD         SELECT ADVISORS
                                             FUND              FUND             FUND               FUND              FUND
                                        ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at
  market (Cost $432,030, $182,624,
  $179,511, $1,955,031, and $0,
  respectively)                           $   433,012       $   173,569       $   177,581       $ 1,812,315       $         0
Short term investments
  (at amortized cost)                         275,847           289,839           120,933           161,738           118,934
Cash                                            1,100               950               379           406,668             1,063
Receivable for securities sold                346,740            90,318           399,976             9,982                 0
Interest receivable                                 0                 0                 0            53,526                 0
Receivable from investment advisor              3,675             3,788             4,061             4,839               405
Prepaid expenses                               14,561            14,486            13,819            13,672            14,518
Deferred organization expenses                 14,183            14,174            14,174            14,157            14,255

TOTAL ASSETS                                1,089,118           587,124           730,923         2,476,897           149,175

LIABILITIES
Payable for securities purchased              479,046            75,923           181,011           512,732                 0
Payable to investment advisor                  29,533            29,533            28,865            28,865            28,865
Accounts payable and other
  accrued expenses                              3,050             3,208             3,396             3,803               322

TOTAL LIABILITIES                             511,629           108,664           213,272           545,400            29,187

NET ASSETS                                $   577,489       $   478,460       $   517,651       $ 1,931,497       $   119,988

NET ASSETS CONSIST OF:
Paid In Capital ($.01 par value),
  unlimited number of shares
  authorized                              $   569,981       $   519,983       $   519,983       $ 2,070,000       $   119,983
Undistributed net investment
  income (loss)                                  (134)             (117)               39             4,081                 5
Accumulated net realized
  gain (loss) on investments                    6,660           (32,351)             (441)              132                 0
Net unrealized appreciation
  (depreciation) on investments                   982            (9,055)           (1,930)         (142,716)                0

NET ASSETS                                $   577,489       $   478,460       $   517,651       $ 1,931,497       $   119,988

NET ASSET VALUE PER SHARE
Net Asset Value per share (based
  on shares of beneficial
  interest outstanding)                   $     15.20       $     13.80       $     14.93       $     11.20       $     15.00
Offering Price Per Share
  ($15.20/.9425, $13.80/.9425,
  $14.93/.9425, $11.20/.9525,
  $15.00/.9425, respectively)             $     16.13       $     14.64       $     15.84       $     11.76       $     15.92
Total shares outstanding at end
  of period                                    37,999            34,666            34,666           172,510             7,999


See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

                                          STRATEGIC         INFO-TECH &                          ASIAN HIGH          ASIAN
                                      NATURAL RESOURCES   COMMUNICATIONS        GROWTH             YIELD        SELECT ADVISORS
                                            FUND *             FUND *            FUND *            FUND *            FUND *
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
Interest income                           $        31       $       177       $       245       $     4,081       $        13

EXPENSES
Investment advisor fee                             87               152                96               752                 6
Administration fees                             2,062             2,279             2,279             2,466               239
Professional fees                               1,131             1,250             1,250             1,485               131
Custodian fees                                  2,073             2,026             2,291             2,217               272
Trustees' fees                                     94               104               104               124                11
Transfer agent fees                               919             1,016             1,016             1,206               107
Distribution fees                                  28                49                51               180                 1
Amortization of organizational
  expense                                          82                91                91               108                10
Miscellaneous expenses                          1,586             1,572             1,755             1,736               153
Total operating expenses before
  waivers and reimbursements                    8,062             8,539             8,933            10,274               930
Less: Expenses waived
  and reimbursed                               (7,897)           (8,245)           (8,727)          (10,274)             (922)

NET EXPENSES                                      165               294               206                 0                 8

NET INVESTMENT INCOME (LOSS)                     (134)             (117)               39             4,081                 5

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments                                     6,569           (32,351)             (441)              132                 0
Foreign currency related transactions              91                 0                 0                 0                 0
                                                6,660           (32,351)             (441)              132                 0
Net change in unrealized appreciation
  (depreciation) on investment
  transactions                                    982            (9,055)           (1,930)         (142,716)                0
Net realized and unrealized gain
  (loss) on investments and foreign
  currency related transactions                 7,642           (41,406)           (2,371)         (142,584)                0

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $     7,508       $   (41,523)     $     (2,332)      $  (138,503)      $         5


* The commencement of investment operations was October 23, 1997, for the Strategic Natural Resources Fund, October 22, 1997, for the Info-Tech & Communications Fund and the Growth Fund, October 20, 1997, for the Asian High Yield Fund, and October 31, 1997 for the Asian Select Advisors Fund.

See Notes to Financial Statements.


ORBITEX GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

                                          STRATEGIC         INFO-TECH &                          ASIAN HIGH          ASIAN
                                      NATURAL RESOURCES   COMMUNICATIONS        GROWTH             YIELD        SELECT ADVISORS
                                            FUND *             FUND *            FUND *            FUND *            FUND *
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)              $      (134)      $      (117)      $        39       $     4,081       $         5
Net realized gain (loss) on
  investments and foreign currency
  related transactions                          6,660           (32,351)             (441)              132                 0
Net change in unrealized
  appreciation (depreciation) on
  investment transactions                         982            (9,055)           (1,930)         (142,716)                0
Net increase (decrease) in net
  assets resulting from operations              7,508           (41,523)           (2,332)         (138,503)                5

FROM FUND SHARE TRANSACTIONS:
Proceeds from fund shares sold                549,981           499,983           499,983         2,050,000            99,983
Total increase in net assets                  557,489           458,460           497,651         1,911,497            99,988

NET ASSETS:
Beginning of period (Note 7)                   20,000            20,000            20,000            20,000            20,000
End of period                             $   577,489       $   478,460       $   517,651       $ 1,931,497       $   119,988

NUMBER OF FUND SHARES:
Shares outstanding at beginning
  of period                                     1,333             1,333             1,333             1,667             1,333
Shares sold                                    36,666            33,333            33,333           170,843             6,666
Net increase in shares outstanding             36,666            33,333            33,333           170,843             6,666
Total shares outstanding at end
  of period                                    37,999            34,666            34,666           172,510             7,999


* The commencement of investment operations was October 23, 1997, for the Strategic Natural Resources Fund, October 22, 1997, for the Info-Tech & Communications Fund and the Growth Fund, October 20, 1997, for the Asian High Yield Fund, and October 31, 1997 for the Asian Select Advisors Fund.

See Notes to Financial Statements.


ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                          STRATEGIC         INFO-TECH &                          ASIAN HIGH          ASIAN
                                      NATURAL RESOURCES   COMMUNICATIONS        GROWTH             YIELD        SELECT ADVISORS
                                           FUND (a)           FUND (a)          FUND (a)          FUND (a)          FUND (a)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of period           $15.00            $15.00            $15.00            $12.00            $15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                            0.00              0.00              0.00              0.02              0.00
Net realized and unrealized gain
  (loss) on investments and foreign
  currency related transactions                  0.20             (1.20)            (0.07)            (0.82)             0.00
Total income (loss) from investment
  operations                                     0.20             (1.20)            (0.07)            (0.80)             0.00

NET ASSET VALUE, END PERIOD                    $15.20            $13.80            $14.93            $11.20            $15.00

TOTAL RETURN (b)                                 1.33%            (8.00)%           (0.47)%           (6.67)%             N/A

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period                 $   577,489       $   478,460       $   517,651       $ 1,931,497         $ 119,988
Ratio of operating expenses
  (with reimbursement) to
  average net assets (c)                         2.40%             2.40%             1.60%             0.00%             2.50%
Ratio of operating expenses
  (without reimbursement) to
  average net assets (c)                       117.28%            69.83%            69.52%            17.08%           282.68%
Ratio of net investment income
  (loss) (with reimbursement) to
  average net assets (c)                        (1.95)%            (.96)%            0.30%             6.78%             1.52%
Portfolio turnover rate                           160%              242%              450%              220%                0%
Average broker commissions (d)                  $0.04             $0.06             $0.06               N/A             $0.00


(a) The commencement of investment operations was October 23, 1997, for the Strategic Natural Resources Fund, October 22, 1997, for the Info-Tech & Communications Fund and the Growth Fund, October 20, 1997, for the Asian High Yield Fund, and October 31, 1997 for the Asian Select Advisors Fund.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sale charge. Had the advisor not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(c) Annualized for periods less than one year.

(d) A Fund is required to disclose its average commission rate per share for trades on which commissions are charged.








ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)


1.  ORGANIZATION

Orbitex Group of Funds (the "Trust") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of five portfolios (collectively the "Funds" and individually the "Fund") as follows: Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund. Each Fund operates as a diversified investment company except the Asian High Yield Fund which operates as a non-diversified investment company. All Funds are offered at net asset value plus a maximum sales load of 5.75%, except for the Asian High Yield Fund, which is offered at net asset value plus a maximum sales load of 4.75%.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Trust:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities. Short term debt investments are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

If market quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market, securities and other assets are valued as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency established at the time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES

It is each Fund's policy to intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Dividend and interest income are recorded on the accrual basis. Original issue discount and premium are accreted and amortized respectively, on a yield to maturity basis. Market discount is recognized at disposition using the straight line method.

EXPENSES

Expenses of the Trust which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS

Income dividends will normally be declared and distributed quarterly for the Asian High Yield Fund and annually for each of the other Funds. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

DEFERRED ORGANIZATIONAL COSTS

Estimated organizational expenses will be deferred and amortized over a period of five years commencing with operations. Orbitex Management, Inc. (the "Advisor") has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption. The Advisor has paid all of the organizational costs of the Funds and will be reimbursed by the Funds.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Board of Trustees of the Trust has established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

The Orbitex Strategic Natural Resources Fund and the Orbitex Info-Tech & Communications Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.


3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

Each Fund has entered into an Investment Advisory Agreement with the Advisor. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.25% for the Strategic Natural Resources Fund, 1.25% for the Info-Tech & Communications Fund, 0.75% for the Growth Fund, 1.25% for the Asian High Yield Fund, and 1.50% for the Asian Select Advisors Fund. The Advisory Agreement also provides that the Advisor may retain Sub-Advisers at the Advisor's own cost and expense, for the purpose of managing the investment of the assets of one or more Funds of the Trust.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses to 2.40%, 2.40%, 1.60%, 2.00%, and 2.50% for the Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund, Asian High Yield Fund and Asian Select Advisors Fund, respectively, subject to possible reimbursement by the Funds in future years if such reimbursement can be achieved within the foregoing expense limits. The Adviser has agreed to waive or limit its fees and to pay all operating expenses of the Asian High Yield Fund for the first sixty days of Fund operations. The waivers for the period ended October 31, 1997 amounted to $87, $152, $96, $752 and $6 for Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively. The reimbursements for the period ended October 31, 1997 amounted to $3,675, $3,788, $4,061, $4,839 and $405 for Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

SUB-ADVISORY FEES

Pursuant to separate Sub-Advisory Agreements among each Sub-Advisor, the Advisor and the Trust, each Sub-Advisor is responsible for the selection and management of portfolio investments for a Fund, or for its segment of a particular Fund, in accordance with the Fund's investment objective and policies and under the supervision of the Advisor.

On a monthly basis, each Sub-Advisor receives a sub-advisory fee, paid by the Advisor, based on the applicable Fund's average daily net assets at the annualized rate of: .70% of the average daily net assets of the portion of the Asian Select Advisors Fund advised by Bankers Trust Company; and .50% of the average daily net assets of the portion of the Asian Select Advisors Fund advised by Asia Strategic Investment Management Limited; .50% on the first $50 million of average daily net assets of the Asian High Yield Fund, .45% on next $50 million of net assets, and .40% of net assets over $100 million for J.P. Morgan Investment Management Inc.

ADMINISTRATION FEES

State Street Bank and Trust Company ("State Street") serves as the
Administrator of the Trust. For providing administrative services to the Funds, State Street will receive from each Fund, a monthly fee at an annual rate of
 .10% of the first $100 million of each Fund's average daily net assets, plus .08% of the next $100 million of each Fund's average daily net assets, plus .06% of each Fund's average daily net assets in excess of $200 million, subject to certain minimum requirements. The waivers for the period ended October 31, 1997 amounted to $2,062, $2,279, $2,279, $2,466 and $239 for Orbitex Strategic
Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

CUSTODIAN FEES

State Street serves as the Trust's custodian, including holding all portfolio securities and cash assets of the Trust and providing accounting services including daily variation of the shares of each Fund, for which it receives an annual accounting fee. The waivers for the period ended October 31, 1997 amounted to $2,073, $2,026, $2,291, $2,217 and $272 for Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.30% of the average daily net assets of the Asian High
Yield Fund and 0.40% of the average daily net assets of each of the other Funds.

TRUSTEES FEES

The Funds pay no compensation to their Trustees who are employees of the Advisor or Sub-Advisor. Trustees who are not Advisor or Sub-Advisor employees receive an annual fee of $5,000.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at October 31, 1997, were as follows:


                                                                     NET
                                       GROSS          GROSS       UNREALIZED
                                     UNREALIZED     UNREALIZED   APPRECIATION
                                    APPRECIATION   DEPRECIATION (DEPRECIATION)
-------------------------------------------------------------------------------
Orbitex Strategic Natural
  Resources Fund                    $     12,788   $     11,806    $       982
Orbitex Info-Tech &
  Communications Fund                          0          9,055         (9,055)
Orbitex Growth Fund                        1,407          3,337         (1,930)
Orbitex Asian High Yield Fund                  0        142,716       (142,716)
Orbitex Asian Select Advisors Fund             0              0              0

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at October 31, 1997.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short term securities, for the period ended October 31, 1997, were:

                                                     PURCHASES        SALES
-------------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund            $   772,201    $   346,740
Orbitex Info-Tech & Communications Fund                 425,294        210,319
Orbitex Growth Fund                                     579,928        399,976
Orbitex Asian High Yield Fund                         3,952,890      1,997,957
Orbitex Asian Select Advisors Fund                            0              0


6.   BENEFICIAL INTEREST

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders:

                                                     5% OR GREATER SHAREHOLDERS
                                                     --------------------------
                                                     NUMBER      % OF FUND HELD
-------------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund                2             96%
Orbitex Info-Tech & Communications Fund                 1             96%
Orbitex Growth Fund                                     1             96%
Orbitex Asian High Yield Fund                           1             97%
Orbitex Asian Select Advisors Fund                      2            100%

The following schedule shows the number of affiliates each owning 10% or more of a Fund and the total percentage of the Fund held by such affiliates:

                                          10% OR GREATER AFFILIATES
                                 ----------------------------------------------
FUND                                 NAME                       % OF FUND HELD
-------------------------------------------------------------------------------
Orbitex Strategic Natural
  Resources Fund                 Cresta Limited                       88%
Orbitex Info-Tech &
  Communications Fund            Cresta Limited                       96%
Orbitex Growth Fund              Cresta Limited                       96%
Orbitex Asian High Yield Fund    Thomas T. Bachmann                   97%
Orbitex Select Advisors Fund     Konrad Krill                         83%
Orbitex Select Advisors Fund     Orbitex Management, Inc.             17%


7.   INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period May 29, 1997 to commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $20,000 for each Fund and the issuance of 1,333 shares for each of the Funds, with the exception of the Orbitex Asian High Yield Fund which issued 1,667 shares. There were no additional transactions until commencement of investment operations for each of the Funds.








ORBITEX GROUP OF FUNDS
410 PARK AVENUE
NEW YORK, NY 10022


TRUSTEES AND OFFICERS
Ronald Altbach           Trustee
Thomas T. Bachmann       Trustee
Otto J. Felber           Trustee
Robert F. Raucci         Trustee
James L. Nelson          Trustee, President, Assistant Treasurer
                           and Assistant Secretary
Timothy P. Mullaney      Treasurer
Mark Breault             Secretary


INVESTMENT ADVISER
Orbitex Management, Inc.
410 Park Avenue
New York, NY 10022

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
Telephone: 1-888-672-4839

DISTRIBUTOR
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

INDEPENDENT AUDITORS
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, NY 10166